Schedule of Debt Issuance Costs and Debt Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Total Debt Net [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	$ 9,300
Origination Fee	1,288
Total Debt	10,588
Debt Issuance Costs	(149)
Total Debt, Net	10,439
Total Debt Net [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		$ 38,160
Origination Fee		2,290
Total Debt		4,450
Debt Issuance Costs		(9,669)
Total Debt, Net		4,365
Debt Exchanged for Preferred Stock		(36,000)
Amortization of Debt Issuance Costs		9,584
Debt [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		28,160
Origination Fee		1,590
Total Debt		3,757
Debt Issuance Costs		(9,003)
Total Debt, Net		3,672
Debt Exchanged for Preferred Stock		(25,993)
Amortization of Debt Issuance Costs		8,918
2022 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds	9,300
Origination Fee	595
Total Debt	9,895
Debt Issuance Costs	(149)
Total Debt, Net	9,746
2022 Secured Note [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		20,160
Origination Fee		1,590
Total Debt		3,757
Debt Issuance Costs		(6,197)
Total Debt, Net		3,672
Debt Exchanged for Preferred Stock		(17,993)
Amortization of Debt Issuance Costs		6,112
2023 Secured Note [Member]
Short-Term Debt [Line Items]
Drawdown of Funds
Origination Fee	693
Total Debt	693
Debt Issuance Costs
Total Debt, Net	$ 693
2023 Secured Note [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		10,000
Origination Fee		700
Total Debt		693
Debt Issuance Costs		(666)
Total Debt, Net		693
Debt Exchanged for Preferred Stock		(10,007)
Amortization of Debt Issuance Costs		666
2020 Loan Agreement [Member] | Agex Therapeutics Inc [Member]
Short-Term Debt [Line Items]
Drawdown of Funds		8,000
Origination Fee
Total Debt
Debt Issuance Costs		(2,806)
Total Debt, Net
Debt Exchanged for Preferred Stock		(8,000)
Amortization of Debt Issuance Costs		$ 2,806